Capital and Leasing Commitments - Detailed Information of Finance Leases Explanatory (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments				$ 105
Less: finance changes
Present value of minimum lease payments				105
Not Later than One Year [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments				$ 105